SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	1,676,130
Weighted Average Remaining Contractual Life (years)	4 years 5 months 12 days
Weighted average exercise price	$ 23.07
Options exercisable as of December 31, 2017 | shares	598,843
Weighted average exercise price of options exercisable	$ 33.38
0.29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	922,427
Weighted Average Remaining Contractual Life (years)	4 years 5 months 16 days
Weighted average exercise price	$ .29
Options exercisable as of December 31, 2017 | shares	197,933
Weighted average exercise price of options exercisable	$ 0.29
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	1,888
Weighted Average Remaining Contractual Life (years)	1 year 10 months 25 days
Weighted average exercise price	$ .69
Options exercisable as of December 31, 2017 | shares	1,888
Weighted average exercise price of options exercisable	$ 0.69
6.72-9.89 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	8,861
Weighted Average Remaining Contractual Life (years)	6 years 7 months 28 days
Weighted average exercise price	$ 7.03
Options exercisable as of December 31, 2017 | shares	6,655
Weighted average exercise price of options exercisable	$ 7.12
Range of exercise price, lower	6.72
Range of exercise price, upper	$ 9.89
11.40-15.16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	3,301
Weighted Average Remaining Contractual Life (years)	2 years 8 months 23 days
Weighted average exercise price	$ 14.09
Options exercisable as of December 31, 2017 | shares	3,301
Weighted average exercise price of options exercisable	$ 14.09
Range of exercise price, lower	11.40
Range of exercise price, upper	$ 15.16
17.72 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	934
Weighted Average Remaining Contractual Life (years)	3 years 2 months 12 days
Weighted average exercise price	$ 17.72
Options exercisable as of December 31, 2017 | shares	934
Weighted average exercise price of options exercisable	$ 17.72
28.64-42.92 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	339,873
Weighted Average Remaining Contractual Life (years)	4 years 1 month 13 days
Weighted average exercise price	$ 39.15
Options exercisable as of December 31, 2017 | shares	200,777
Weighted average exercise price of options exercisable	$ 38.61
Range of exercise price, lower	28.64
Range of exercise price, upper	$ 42.92
43.01-64.06 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	211,186
Weighted Average Remaining Contractual Life (years)	4 years 6 months 7 days
Weighted average exercise price	$ 52.79
Options exercisable as of December 31, 2017 | shares	90,409
Weighted average exercise price of options exercisable	$ 59.11
Range of exercise price, lower	43.01
Range of exercise price, upper	$ 64.06
64.61-85.14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2017 | shares	187,660
Weighted Average Remaining Contractual Life (years)	4 years 9 months 29 days
Weighted average exercise price	$ 73.63
Options exercisable as of December 31, 2017 | shares	96,946
Weighted average exercise price of options exercisable	$ 69.36
Range of exercise price, lower	64.61
Range of exercise price, upper	$ 85.14